Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions

28. Related party transactions

Revenue achieved from a related party for services rendered

In 2024 and 2025, the Company provided real estate operation management services to a related party, Suqian Mingzhen Enterprise Management Co., Ltd., in which the Company’s director, Mr. Hao Xu, holds an equity interest. The Company recognized service revenue of RMB1.7 million and RMB2.0 million for these services in 2024 and 2025, respectively. As of December 31, 2024 and 2025, the net amounts due from this related party were RMB1.6 million and RMB1.8 million, respectively..